Property and Equipment (Details) - Schedule of property and equipment and the related accumulated depreciation - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Property and Equipment (Details) - Schedule of property and equipment and the related accumulated depreciation [Line Items]
Cost, Balance at beginning of year		$ 1,509		$ 1,638		$ 1,385
Cost, Additions during year		3		13		177
Cost, Transfers/ abandonments during year	[1]	(310)		(159)	[2]
Cost, Foreign currency translation reserve		(130)		17		76
Cost, Balance at end of year		1,071		1,509		1,638
Accumulated depreciation, Balance at beginning of year		314		166		130
Accumulated depreciation, Additions during year		116		142		24
Accumulated depreciation, Transfers/ abandonments during year		(32)	[1]
Accumulated depreciation, Foreign currency translation reserve		(49)		6		12
Accumulated depreciation, Balance at end of year		349		314		166
Net book value, Balance at end of year		722		1,194		1,472
Land [Member]
Property and Equipment (Details) - Schedule of property and equipment and the related accumulated depreciation [Line Items]
Cost, Balance at beginning of year		73		75		79
Cost, Additions during year
Cost, Transfers/ abandonments during year	[1]
Cost, Foreign currency translation reserve		4		(2)		(4)
Cost, Balance at end of year		77		73		75
Accumulated depreciation, Balance at beginning of year
Accumulated depreciation, Additions during year
Accumulated depreciation, Transfers/ abandonments during year
Accumulated depreciation, Foreign currency translation reserve
Accumulated depreciation, Balance at end of year
Net book value, Balance at end of year		77		73		75
Plant and equipment [Member]
Property and Equipment (Details) - Schedule of property and equipment and the related accumulated depreciation [Line Items]
Cost, Balance at beginning of year		1,407		1,539		1,284
Cost, Additions during year				9		177
Cost, Transfers/ abandonments during year	[1]	(310)		(159)	[2]
Cost, Foreign currency translation reserve		(131)		18		78
Cost, Balance at end of year		966		1,407		1,539
Accumulated depreciation, Balance at beginning of year		292		146		115
Accumulated depreciation, Additions during year		114		141		21
Accumulated depreciation, Transfers/ abandonments during year		(32)	[1]
Accumulated depreciation, Foreign currency translation reserve		(48)		5		10
Accumulated depreciation, Balance at end of year		326		292		146
Net book value, Balance at end of year		640		1,115		1,393
Office equipment [Member]
Property and Equipment (Details) - Schedule of property and equipment and the related accumulated depreciation [Line Items]
Cost, Balance at beginning of year		29		24		22
Cost, Additions during year		3		4
Cost, Transfers/ abandonments during year	[1]
Cost, Foreign currency translation reserve		(3)		1		2
Cost, Balance at end of year		28		29		24
Accumulated depreciation, Balance at beginning of year		22		20		15
Accumulated depreciation, Additions during year		2		1		3
Accumulated depreciation, Transfers/ abandonments during year
Accumulated depreciation, Foreign currency translation reserve		(1)		1		2
Accumulated depreciation, Balance at end of year		23		22		20
Net book value, Balance at end of year		$ 5		$ 6		$ 4

[1]	Between 2016 and January 2022, the company operated a grid-connected proof-of-concept wave energy array in Gibraltar. On January 20, 2022, the company announced a collaboration agreement with AltaSea, a non-profit that accelerates scientific collaboration and advances an emerging blue economy, at the Port of Los Angeles. On March 2, 2022, the company announced its intent to relocate the energy conversion unit from Gibraltar to AltaSea’s premises in the Port of Los Angeles. Eco Wave Power intends to develop and supply new and upgraded floaters for its planned pilot in AltaSea’s premises, while Gibraltar power station’s floater mechanisms were sent to steel recycling. As a result, the company has recorded a one-off loss of $278.
[2]	Transferred to a joint venture. See note 9.